                        SUPPLEMENT DATED AUGUST 31, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000
                   OF FLAG INVESTORS COMMUNICATIONS FUND, INC.
                     (CLASS A, CLASS B, AND CLASS C SHARES)

The Prospectus dated May 1, 2000 of Flag Investors Communications Fund, Inc. (Class A, Class B, and Class C Shares) is hereby amended and supplemented by the following:

THE FUND'S NEW FEE ARRANGEMENTS

At a Special Meeting of shareholders held on August 31, 2000, Fund shareholders approved changes to the Fund's fee arrangements, including new advisory and sub-advisory agreements for the Fund that increase the fees paid to the Fund's advisor and sub-advisor. The new fee arrangements also include a new administrative services agreement between the Fund and Investment Company Capital Corp. ("ICCC"), the Fund's administrator, pursuant to which ICCC will provide administrative services to the Fund. The new fee arrangements go into effect on September 1, 2000, and change the prospectus disclosure as shown below.

The following table replaces the Annual Fund Operating Expenses portion of the table appearing under "Fees And Expenses Of The Fund" on page 2 of the prospectus and the Example that follows it:


        ANNUAL FUND OPERATING EXPENSES****                   CLASS A        CLASS B         CLASS C
        (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)        SHARES         SHARES          SHARES
                                                             --------       --------        --------
        Management Fees                                       0.73%           0.73%           0.73%
        Distribution and/or Service (12b-1) Fees              0.25%           0.75%           0.75%
        Other Expenses (including a 0.25% shareholder
          Servicing fee for Class B and Class C Shares)       0.28%           0.53%           0.52%
                                                             --------       --------        --------
        Total Annual Fund Operating Expenses                  1.26%           2.01%           2.00%
        Less Fee Waivers*****                                (0.15%)         (0.15%)         (0.15%)
                                                             --------       --------        --------
        Total Annual Fund Operating Expenses                  1.11%           1.86%           1.85%
                                                             ========       ========        ========


            **** The Fund's fees for the period ended 12/31/99 have been restated to reflect current fees. Information on the annual operating expenses reflects the Fund's expenses. On October 2, 2000, the Fund will be restructured into a master-feeder format (the "Restructuring") under which the Fund will become a "feeder" fund investing all of its assets in a "master" portfolio (the "Portfolio"). The Restructuring will not change the overall level of annual operating expenses shown in the table, and as of October 2, 2000, this information will reflect the expenses of both the Fund and the Portfolio.

            *****The Fund's Advisor and Administrator have contractually agreed to an aggregate fee waiver equal to 0.15% of the Fund's average daily net assets. This agreement will continue until at least September 30, 2002.

      -------------------------
      EXAMPLE:

      This Example is intended to help you compare the cost of investing in each class of the Fund with the cost of investing in other mutual funds. This is a hypothetical example only, and is not intended to suggest that the Fund's future performance will match the assumptions used in the example.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, the fee waiver applies during the first two years only and all expenses reflect the maximum applicable sales charges. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                       1 Year          3 Years       5 Years        10 Years
               Class A Shares           $657            $899          $1,176         $1,963
               Class B Shares           $689            $901          $1,255         $2,028
               Class C Shares           $288            $598          $1,049         $2,302


       You would pay the following expenses if you did not redeem your shares:


                                        1 Year         3 Years       5 Years        10 Years
                Class A Shares           $657           $899          $1,176         $1,963
                Class B Shares           $189           $601          $1,055         $2,028
                Class C Shares           $188           $598          $1,049         $2,302



The following disclosure replaces the second and third paragraphs appearing under "Investment Advisor and Sub-Advisor" on page 9 of the prospectus:

       ICCC is responsible for supervising and managing all of the Portfolio's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Portfolio, for broker-dealer selection, and for negotiation of commission rates.

       ICCC serves as investment advisor and ABIM serves as investment sub-advisor to the Fund, and after October 2, 2000, each will provide these same services to the Portfolio. As compensation for its services for the fiscal year ended December 31, 1999, ICCC received from the Fund a fee equal to 0.58% of the Fund's average daily net assets. At a Special Meeting of Shareholders held on August 31, 2000, shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") between the Fund (or Portfolio, as applicable) and ICCC and a new sub-advisory agreement (the "Sub-Advisory Agreement) among the Fund (or Portfolio, as applicable), ICCC and ABIM. Under the Advisory Agreement, the investment advisor is entitled to receive a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's (or Portfolio's) average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. ICCC, in its capacity as the Advisor and Administrator, has contractually agreed to waive 0.15% of its fees until at least September 30, 2002. ICCC compensates ABIM out of its advisory fee.


THE FUND RESTRUCTURING

At a Special Meeting of shareholders held on August 31, 2000, Fund shareholders also approved the restructuring of the Fund into a master-feeder format (the "Restructuring") under which the Fund would become a "feeder" fund investing all of its assets in a "master" portfolio (the "Portfolio"). The Restructuring will take place on or about October 2, 2000.

The Portfolio is a mutual fund with the same investment objective as the Fund. The Restructuring will not change the Fund's investment objective, strategies and risks. The investment advisor and sub-advisor who are currently responsible for managing the Fund's assets will remain the same, as these advisers will be responsible for managing the Portfolio's investments. The Portfolio may accept investments from other feeder funds. A feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. The Fund would be able to withdraw its investment in the Portfolio at any time if the Board determined that doing so would be in the shareholder's best interests. Upon any such withdrawal, the Board would consider what action might be taken, subject to shareholder approval. The Fund could retain advisers to manage the Fund's assets directly, as it did prior to the Restructuring, or invest its assets in another master portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                        SUPPLEMENT DATED AUGUST 31, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000
                   OF FLAG INVESTORS COMMUNICATIONS FUND, INC.
                             (INSTITUTIONAL SHARES)

The Prospectus dated May 1, 2000 of Flag Investors Communications Fund, Inc. (Institutional Shares) is hereby amended and supplemented by the following:

THE FUND'S NEW FEE ARRANGEMENTS

At a Special Meeting of shareholders held on August 31, 2000, Fund shareholders approved changes to the Fund's fee arrangements, including new advisory and sub-advisory agreements for the Fund that increase the fees paid to the Fund's advisor and sub-advisor. The new fee arrangements also include a new administrative services agreement between the Fund and Investment Company Capital Corp. ("ICCC"), the Fund's administrator, pursuant to which ICCC will provide administrative services to the Fund. The new fee arrangements go into effect on September 1, 2000, and change the prospectus disclosure as shown below.

The following table replaces the Annual Fund Operating Expenses portion of the table appearing under "Fees And Expenses Of The Fund" on page 2 of the prospectus and the Example that follows it:



      ANNUAL FUND OPERATING EXPENSES*
      (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
      Management Fees                                       0.73%
      Distribution and/or Service (12b-1) Fees               None
      Other Expenses                                        0.29%
                                                           -------
      Total Annual Fund Operating Expenses                  1.02%
      Less Fee Waivers**                                   (0.15%)
                                                           -------
      Total Annual Fund Operating Expenses                  0.87%
                                                           =======



             * The Fund's fees for the period ended 12/31/99 have been restated to reflect current fees. Information on the annual operating expenses reflects the Fund's expenses. On October 2, 2000, the Fund will be restructured into a master-feeder format (the "Restructuring") under which the Fund will become a "feeder" fund investing all of its assets in a "master" portfolio (the "Portfolio"). The Restructuring will not change the overall level of annual operating expenses shown in the table, and as of October 2, 2000, this information will reflect the expenses of both the Fund and the Portfolio.

             **The Fund's Advisor and Administrator have contractually agreed to an aggregate fee waiver equal to 0.15% of the Fund's average daily net assets. This agreement will continue until at least September 30, 2002.

      -------------------------
      EXAMPLE:

      This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This is a hypothetical example only, and is not intended to suggest that the Fund's future performance will match the assumptions used in the example.

      The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund's operating expenses remain the same, and the fee waiver applies during the first two years only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                          1 Year     3 Years       5 Years      10 Years
             Institutional Shares           $89        $299          $533        $1,220


The following disclosure replaces the second and third paragraphs appearing under "Investment Advisor and Sub-Advisor" on page 5 of the prospectus:


      ICCC is responsible for supervising and managing all of the Portfolio's operations, including overseeing the performance of ABIM. ABIM is responsible for decisions to buy and sell securities for the Portfolio, for broker-dealer selection, and for negotiation of commission rates.

      ICCC serves as investment advisor and ABIM serves as investment sub-advisor to the Fund, and after October 2, 2000, each will provide these same services to the Portfolio. As compensation for its services for the fiscal year ended December 31, 1999, ICCC received from the Fund a fee equal to 0.58% of the Fund's average daily net assets. At a Special Meeting of Shareholders held on August 31, 2000, shareholders voted to approve a new investment advisory agreement (the "Advisory Agreement") between the Fund (or Portfolio, as applicable) and ICCC and a new sub-advisory agreement (the "Sub-Advisory Agreement) among the Fund (or Portfolio, as applicable), ICCC and ABIM. Under the Advisory Agreement, the investment advisor is entitled to receive a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's (or Portfolio's) average daily net assets: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of that portion exceeding $1.5 billion. ICCC, in its capacity as the Advisor and Administrator, has contractually agreed to waive 0.15% of its fees until at least September 30, 2002. ICCC compensates ABIM out of its advisory fee.



THE FUND RESTRUCTURING

At a Special Meeting of shareholders held on August 31, 2000, Fund shareholders also approved the restructuring of the Fund into a master-feeder format (the "Restructuring") under which the Fund would become a "feeder" fund investing all of its assets in a "master" portfolio (the "Portfolio"). The Restructuring will take place on or about October 2, 2000.

The Portfolio is a mutual fund with the same investment objective as the Fund. The Restructuring will not change the Fund's investment objective, strategies and risks. The investment advisor and sub-advisor who are currently responsible for managing the Fund's assets will remain the same, as these advisers will be responsible for managing the Portfolio's investments. The Portfolio may accept investments from other feeder funds. A feeder fund bears the Portfolio's expenses in proportion to its assets. Each feeder fund can set its own transaction minimums, fund-specific expenses, and other conditions. The Fund would be able to withdraw its investment in the Portfolio at any time if the Board determined that doing so would be in the shareholder's best interests. Upon any such withdrawal, the Board would consider what action might be taken, subject to shareholder approval. The Fund could retain advisers to manage the Fund's assets directly, as it did prior to the Restructuring, or invest its assets in another master portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.